Business combination (Detail Textuals) - CNY (¥)	Jun. 06, 2018	May 24, 2018	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill recognized			¥ 0
Hangzhou Jiujiu Financial Information Service Limited
Business Acquisition [Line Items]
Percentage of equity interest		70.00%
Amount of consideration for acquisition		¥ 4,500,000
Goodwill recognized		¥ 3,067,000
Rymo Technology Industry Limited
Business Acquisition [Line Items]
Percentage of equity interest	100.00%
Amount of consideration for acquisition	¥ 0
Goodwill recognized	¥ 2,745,000